STOCKHOLDERS' EQUITY - Preferred stock summary (Details) - USD ($) $ in Thousands	Sep. 30, 2019	May 16, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Preferred Stock
Preferred Stock Authorized				10,883,950				3,535,910
Preferred Stock Issued				7,095,746				3,093,898
Preferred Stock Outstanding	0	0		7,095,746
Carrying Value				$ 35,410				$ 6,254
Liquidation Value				$ 36,964				$ 7,000
Common Stock Issuable Upon Conversion				7,095,746				3,093,898
Series A Convertible Preferred Stock
Preferred Stock
Preferred Stock Authorized	0			3,093,898				3,535,910
Preferred Stock Issued	0			3,093,898				3,093,898
Preferred Stock Outstanding	0		3,093,898	3,093,898	3,093,898	3,093,898	3,093,898	3,093,898
Carrying Value			$ 6,254	$ 6,254	$ 6,254	$ 6,254	$ 6,254	$ 6,254
Liquidation Value	$ 0			$ 7,000				$ 7,000
Common Stock Issuable Upon Conversion				3,093,898				3,093,898
Series B Convertible Preferred Stock
Preferred Stock
Preferred Stock Authorized	0			7,790,052				0
Preferred Stock Issued	0			4,001,848				0
Preferred Stock Outstanding	0		4,444,773	4,001,848				0
Carrying Value			$ 32,207	$ 29,156
Liquidation Value	$ 0			$ 29,964				$ 0
Common Stock Issuable Upon Conversion				4,001,848